Vanguard California Tax-Exempt Bond ETF Investment Strategy - ETF Prospectus [Member] - Vanguard California Tax-Exempt Bond ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing approach designed to track the performance of the S&P California AMT-Free Municipal Bond Index (the “Target Index”), which measures the performance of the investment-grade segment of the California municipal bond market as determined by the index provider. The Target Index includes municipal bonds issued in the state of California, primarily those issued by California state or local governments or agencies whose interest payments are exempt from U.S. federal income taxes (including the federal alternative minimum tax (AMT)) and California state income taxes. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index. The Fund also has a fundamental policy to, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities whose income is exempt from federal income taxes, including the federal AMT, and California state income taxes.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund seeks to maintain a dollar-weighted average maturity consistent with that of the Target Index. As of November 30, 2025, the dollar-weighted average maturity of the Target Index was 13 years.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.